Document And Entity Information	Jun. 30, 2023
Document Information [Line Items]
Entity, Registrant Name	EASTMAN KODAK COMPANY
Document, Type	8-K
Document, Period End Date	Jun. 30, 2023
Entity, Incorporation, State or Country Code	NJ
Entity, File Number	1-87
Entity, Tax Identification Number	16-0417150
Entity, Address, Address Line One	343 State Street
Entity, Address, City or Town	Rochester
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	14650
City Area Code	800
Local Phone Number	356-3259
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	KODK
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000031235